Stockholders' Equity (Deficiency) (Textual) (Detail) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	May 08, 2019	May 07, 2019	Sep. 30, 2014	Aug. 16, 2019	Dec. 31, 2014	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2016	Jun. 26, 2019
Preferred stock, shares authorized	5,000,000						5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value	$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock special voting shares issued	1						1		1		1	1
Convertible preferred stock	207,500										207,500	0
Issue of shares	688	2,433
Common stock, shares authorized	95,000,000						95,000,000		95,000,000		95,000,000	7,000,000
Common stock, par value	$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued (in shares)	3,839,358						11,427,132		11,427,132		3,839,358	2,296,667
Common stock, shares outstanding	7,813										7,813	91,276
Reverse stock split, description		Pursuant to the Company effecting a 1-for-10 (1:10) reverse stock split of its common stock.	Certificate of Change with the Secretary of State of Nevada that effected a 1-for-10 (110) reverse stock split of its common stock, par value $0.001 per share, which became effective on May 8, 2019.
Issued warrants to the underwriters							250,000		250,000
Proceeds from warrants exercised									$ 26,550	$ 726,179	$ 720,165	$ 312,500
Investor Warrants [Member]
Underwriting discounts and commissions amount					$ 6,582,966
Underwritten public offering, description					The Company closed on the sale of (i) 4,895,000 shares of its common stock, par value $0.001 per share (the "Common Stock"), (ii) pre-funded warrants ("PFW") to purchase an aggregate of 2,655,000 shares of Common Stock and (iii) common warrants to purchase an aggregate of 7,762,500 shares of Common Stock ("2020 Investor Warrants"), including 800,000 shares of Common Stock and 2020 Investor Warrants to purchase an aggregate of 1,012,500 shares of Common Stock sold pursuant to a partial exercise by the underwriters of the underwriters' option to purchase additional securities, in the Company's underwritten public offering (the "Offering"). Each share of Common Stock or PFW, as applicable, was sold together with a 2020 Investor Warrant to purchase one share of Common Stock at a combined effective price to the public of $1.00 per share of Common Stock and accompanying 2020 Investor Warrant.
Pre Funded Warrants [Member]
Issued warrants to the underwriters							2,655,000		2,655,000
Warrants exercise price							$ 0.01		$ 0.01
Proceeds from warrants exercised									$ 26,550
Underwriting Offering [Member] | Investor Warrants [Member]
Issued warrants to the underwriters					377,500
Warrants exercise price					$ 1.15
Underwriter warrants commencing date					Feb. 10, 2020
Expiry date					Aug. 14, 2022
Series A Preferred Stock
Preferred Stock, shares issued	278,530						278,530		278,530		278,530	278,530
Preferred stock, shares outstanding	278,530						278,530		278,530		278,530	278,530
Preferred stock, rate of dividend				3.00%
Liquidation value	$ 278,530						$ 278,530		$ 278,530		$ 278,530
Series A Preferred Stock | Exchange Agreement [Member]
Preferred stock, par value						$ 1.00
Preferred Stock, shares issued						278,530
Preferred stock, rate of dividend						3.00%
Series B Preferred Stock
Preferred Stock, shares issued	673,613						648,613		648,613		673,613	881,113
Preferred stock, shares outstanding	673,613						648,613	841,113	648,613	841,113	673,613	881,113
Preferred stock, rate of dividend													9.00%
Purchase price of shares													$ 80.00
Convertible preferred stock													0.25
Conversion price													$ 32.00
Issue of shares	25,000												902,238
Bid price													$ 8.00
Final closing date													5 years
Conversion of Series B preferred stock to common stock, shares											168,427	220,279
Direct increase in accumulated deficit							$ 1,473	$ 23,202	$ 6,071	$ 75,477	$ 80,431	$ 176,236
Liquidation value	$ 5,388,904						$ 5,188,904		$ 5,188,904		$ 5,388,904
Common stock are issuable upon conversion	6,250						162,177	210,279
Common stock
Series B preferred stock dividend, shares							3,700	4,735	11,100	14,430	18,271	19,841
Conversion of Series B preferred stock to common stock, shares											51,876	0
Common stock | Maximum
Common stock, shares authorized														95,000,000
Common stock | Minimum
Common stock, shares authorized														7,000,000